UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-23c-3

NOTIFICATION OF REPURCHASE OFFER

PURSUANT TO RULE 23c-3

1.	Investment Company Act File Number: 811-23592 Date of Notification: June 23, 2023

2.	Exact name of investment company as specified in registration statement: FIRST EAGLE CREDIT OPPORTUNITIES FUND

3.	Address of principal executive office:

1345 Avenue of the Americas New York, New York 10105

A.	☒ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	☐ The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	☐ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	Mehdi Mahmud
Name:	Mehdi Mahmud
Title:	President

First Eagle Investments 1345 Avenue of the Americas New York, New York 10105 www.firsteagle.com

FIRST EAGLE CREDIT OPPORTUNITIES FUND

SHAREHOLDER REPURCHASE OFFER NOTICE

June 23, 2023

Dear Shareholder:

This notice is to inform you of the upcoming quarterly repurchase offer by First Eagle Credit Opportunities Fund (the “Fund”). If you have no need or desire to sell your shares (including share exchanges as described below), simply disregard this notice. We will notify you again next quarter and mail new documents to be completed in connection with the next repurchase offer. Exchanges of shares of the Fund for shares of another “Eligible Fund” as described in the Fund’s offering documents (referred to herein as “exchanges”) are considered repurchases by the Fund, and follow the procedures described in this Notice and the Repurchase Offer Statement.

We extend this repurchase offer to provide some liquidity to shareholders because shares of this closed-end interval fund are not redeemable daily for cash and are not traded on a stock exchange. Shares of the Fund can only be tendered for repurchase during one of the Fund’s scheduled quarterly repurchase offers, so we would like to make you aware of the deadlines and procedures should you wish to tender shares for repurchase. The Fund will not charge a repurchase fee on shares that are accepted for repurchase in this repurchase offer; however, an early withdrawal charge may be assessed on certain Class A shares that are repurchased by the Fund within 12 months of purchase. Please see the attached Repurchase Offer Statement, as well as the Fund’s Prospectus and Statement of Additional Information, or contact your Authorized Intermediary for additional information.

Any sale of shares to the Fund pursuant to this repurchase offer is a taxable event. Consult your financial advisor or tax advisor for more information. Please remember that you are not obligated to do anything with your shares at this time.

This repurchase offer period begins on June 23, 2023 and ends (unless suspended or postponed) at the time as of which the net asset value per share of the Fund’s shares is calculated (ordinarily as of the close of the New York Stock Exchange, which is ordinarily 4:00 p.m. Eastern Time (the “NYSE Close”)) on July 18, 2023 (the “Repurchase Request Deadline”). Shares accepted for repurchase will be repurchased at a price equal to the net asset value of such shares on the repurchase pricing date, on the terms and conditions described in the attached Repurchase Offer Statement and in accordance with the Fund’s Prospectus and Statement of Additional Information.

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If you wish to sell your shares during this repurchase offer period, please ask your financial adviser, broker, dealer or other financial intermediary (“Authorized Intermediary”) sufficiently in advance of the Repurchase Request Deadline to submit a repurchase request for you. In the case of exchanges for shares of another Eligible Fund, please discuss additional steps to be taken to effectuate such exchanges with your Authorized Intermediary. You may be charged a transaction fee by your Authorized Intermediary for this service.

All repurchase requests must be received in good order prior to the Repurchase Request Deadline.

If you have any questions, please refer to the Fund’s current Prospectus, which is available at www.firsteagle.com, and the attached Repurchase Offer Statement , which contain additional important information about the repurchase offer, or contact your Authorized Intermediary.

Sincerely,

First Eagle Credit Opportunities Fund

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FIRST EAGLE CREDIT OPPORTUNITIES FUND

REPURCHASE OFFER STATEMENT

June 23, 2023

1. The Offer. First Eagle Credit Opportunities Fund (the “Fund”) is offering to repurchase its common shares of beneficial interest (collectively, the “Shares”) in an amount of up to 5% of the aggregate number of Shares issued and outstanding (the “Repurchase Offer Amount”) as of the Repurchase Request Deadline (discussed below). Repurchases will be made at a price equal to the respective net asset value (“NAV”) of the applicable class of the Shares on the date the NAV of the Shares offered for repurchase is determined (“Repurchase Pricing Date”) (expected to be the same as the Repurchase Request Deadline), upon the terms and conditions set forth herein, and in accordance with the Fund’s current Prospectus and Statement of Additional Information, which terms constitute the “Offer.” All classes of Shares are considered to be a single class for the purposes of allocating repurchases under this Offer.

The purpose of the Offer is to provide some liquidity to shareholders because Shares of this closed-end interval fund are not redeemable daily for cash and are not traded on a stock exchange. The Offer is not conditioned upon the tender for repurchase of any minimum number of Shares. The Fund currently does not charge a processing fee for handling repurchase requests. However, your financial adviser, broker, dealer, or other financial intermediary (“Authorized Intermediary”) may charge a transaction fee for submitting a repurchase request for you. Exchanges of shares of the Fund for shares of another “Eligible Fund” as described in the Fund’s offering documents (referred to herein as “exchanges”) are considered repurchases by the Fund, and follow the procedures described in this Notice and the Repurchase Offer Statement.

2. Net Asset Value. The per share NAV of each class of Shares outstanding as of the close of trading on the New York Stock Exchange (“NYSE”) on June 16, 2023 was as follows:

Class I Shares: $23.38

Class A Shares: $23.47

You must decide whether to tender Shares prior to the Repurchase Request Deadline, but the NAV at which the Fund will repurchase each class of the Shares will not be calculated until the Repurchase Pricing Date. The NAV can fluctuate, and the NAV on the Repurchase Pricing Date could be lower or higher than the NAV on the date you submit your repurchase request. Please visit www.firsteagle.com for the Fund’s most current NAV per share.

3. Repurchase Request Deadline. All repurchase requests must be received in properly completed form by the Fund’s transfer agent on or before the time as of which the NAV of each class of Shares is calculated (ordinarily as of the close of the New York Stock Exchange, which is ordinarily 4:00 p.m. Eastern Time (the “NYSE Close”))1 on July 18, 2023 (the “Repurchase Request Deadline”). You will need to ask your Authorized Intermediary to submit your repurchase request for you.

Your Authorized Intermediary will tender your Shares to the Fund on your behalf. You should be sure to advise the Fund’s transfer agent or your Authorized Intermediary of your intentions sufficiently in advance of the Repurchase Request Deadline. The Repurchase Request Deadline will be strictly observed. If your repurchase request is not submitted to the Fund’s transfer agent in good order by the Repurchase Request Deadline, you will be unable to sell your Shares to the Fund until a subsequent repurchase offer, and your request for that offer would need to be resubmitted. You should submit your request to the Authorized Intermediary in the form requested by the Authorized Intermediary sufficiently in advance of the Repurchase Request Deadline to allow the Authorized

1 See “11. Net Asset Value and Suspension or Postponement of Repurchase Offer” below for additional information regarding computation of the Fund’s NAV.

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Intermediary to submit the request to the Fund. If your Authorized Intermediary is unable or fails to submit your request to the Fund in a timely manner, or if you fail to timely submit your request to your Authorized Intermediary, you will be unable to sell your Shares to the Fund until a subsequent repurchase offer, and your request for that offer would need to be resubmitted. In the case of exchanges for shares of another Eligible Fund, please discuss additional steps to be taken to effectuate such exchanges with your Authorized Intermediary.

You may withdraw or change your repurchase request at any point prior to the Repurchase Request Deadline as described in paragraph 8 below. It is expected that the repurchase request deadline for the next quarterly repurchase offer after the July 2023 Offer described herein will be on October 17, 2023.

4. Repurchase Pricing Date. The Fund anticipates that the Repurchase Pricing Date will be the same date as the Repurchase Request Deadline. In any event, the NAV per Share for the Offer must be determined no later than fourteen days (or the next business day if the 14th day is not a business day) following the Repurchase Request Deadline. If the Fund elects to use a Repurchase Pricing Date later than the Repurchase Request Deadline, there is a risk that the NAV per Share will fluctuate between those dates.

5. Payment for Shares Repurchased. Payment for all Shares repurchased pursuant to this Offer will be made not later than seven days after the Repurchase Pricing Date. (In the case of exchanges for shares of another Eligible Fund, please discuss the steps to be taken to effectuate such exchanges with your Authorized Intermediary.)

6. Increase in Number of Shares Repurchased. If shareholders tender for repurchase more Shares than the Repurchase Offer Amount, the Fund may (but is not obligated to) increase the number of Shares that the Fund is offering to repurchase by up to 2% of the Shares outstanding on the Repurchase Request Deadline.

7. Pro Rata Repurchase. If the Fund determines not to repurchase additional Shares beyond the Repurchase Offer Amount, or if shareholders tender an amount of Shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the Shares tendered on a pro rata basis. If proration is necessary, the Fund generally expects to inform your Authorized Intermediary of the proration within one business day following the Repurchase Request Deadline. The number of Shares each shareholder asked to have repurchased will, as a general rule, be reduced by the same percentage. If any Shares that you wish to tender to the Fund are not repurchased because of proration, you will have to wait until the next repurchase offer and submit a new repurchase request, and your repurchase request will not be given any priority over other investors’ requests. Thus, there is a risk that the Fund may not purchase all of the Shares you wish to have repurchased in this repurchase offer or in any subsequent repurchase offer, and the NAV of your Shares is likely to fluctuate between repurchase offers. In anticipation of the possibility of proration, some shareholders may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood of proration. There is no assurance that you will be able to sell as many of your Shares as or when you desire to sell.

8. Modification or Withdrawal of Shares to be Repurchased. Repurchase requests submitted pursuant to the Offer may be modified or withdrawn at any time prior to the Repurchase Request Deadline by submitting notice to your Authorized Intermediary. In the event you decide to modify or withdraw your tender, you should provide your Authorized Intermediary with sufficient notice prior the Repurchase Request Deadline.

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9. Repurchase Fees. The Fund will not charge a repurchase fee on Shares that are accepted for repurchase in this Offer.2 Your Authorized Intermediary may charge transaction or other fees in connection with your repurchase request.

10. Early Withdrawal Charge. Unless eligible for a waiver, investors who purchased $250,000 or more of Class A shares of the Fund through certain intermediaries (and, thus, pay no initial sales charge) will be subject to a 1.5% early withdrawal charge (“EWC”) if the shares are repurchased by the Fund within 12 months of their purchase. The EWC on Class A shares may be reduced or waived under certain circumstances and for certain categories of investors. You should review the Fund’s Prospectus and Statement of Additional Information and contact your Authorized Intermediary for additional information. Class I shares are not subject to an early withdrawal charge.

11. Net Asset Value and Suspension or Postponement of Repurchase Offer. The NAV of the Shares is determined by dividing the total value of the Fund’s portfolio investments and other assets less liabilities by the total number of Shares outstanding. On each day that the NYSE is open, the Shares are ordinarily valued as of the NYSE Close. If the NYSE is closed due to weather or other extenuating circumstances on a day when it would typically be open for business, the Fund reserves the right to treat such day as a business day and calculate the Fund’s NAV, in accordance with applicable law. See the Fund’s current Prospectus and Statement of Additional Information for further details.

The Fund may suspend or postpone this Offer in limited circumstances and only by a vote of a majority of the Fund’s Board of Trustees, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended. The limited circumstances include the following: (A) if the repurchase would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) (see “Certain U.S. Federal Income Tax Consequences” below); (B) for any period during which the New York Stock Exchange or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (C) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; (D) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund; or (E) under certain other circumstances set forth in Rule 23c-3 that would apply only in the case that shares of the Fund become publicly traded. You will be notified if the Fund suspends or postpones the Offer.

12. Certain U.S. Federal Income Tax Consequences. The following discussion is a general summary of the U.S. federal income tax consequences of the purchase of Shares by the Fund from shareholders pursuant to the Offer. This summary is based on U.S. federal income tax law as of the date the Offer begins, including the Code, applicable U.S. Treasury regulations, Internal Revenue Service (“IRS”) rulings, judicial authority and current administrative rulings and practice, all of which are subject to change, possibly with retroactive effect. There can be no assurance that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below. This summary does not address all tax consequences that may be relevant to shareholders subject to special tax rules. Shareholders should review the tax information in the Fund’s Prospectus and Statement of Additional Information (each of which is based on the Code, U.S. Treasury regulations, and other applicable authority as of the date of such document), and should also consult their own tax advisers regarding their particular situation and the potential tax consequences to them of a purchase of their Shares by the Fund pursuant to the Offer, including potential state, local and non-U.S. taxation, and any applicable transfer taxes.

2 The Fund is, however, legally permitted to charge a repurchase fee of up to 2.00%, and may choose to introduce, or modify the amount of, a repurchase fee for subsequent repurchase offers at any time.

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For U.S. federal income tax purposes, a shareholder whose Shares are purchased pursuant to the Offer generally will be treated as having sold such Shares, and will recognize gain or loss on such sale, if, after the application of certain constructive ownership rules, (i) such shareholder tenders, and the Fund repurchases, all of such shareholder’s Shares, or such shareholder meets certain numerical safe harbors with respect to percentage voting interest and reduction in ownership of the Fund following the completion of the Offer, or (ii) the repurchase otherwise is treated as a distribution that is “not essentially equivalent to a dividend” under the relevant rules of the Code. In determining whether either of these tests has been met, Shares actually owned, as well as Shares considered to be owned by the shareholder by reason of certain constructive ownership rules generally must be taken into account. For this purpose, a redemption is “not essentially equivalent to a dividend” if it results in a “meaningful reduction” of a shareholder’s percentage interest in the Fund. Generally, even a small reduction in the percentage ownership interest of a shareholder whose interest in the Fund is minimal should constitute a meaningful reduction. If the transaction is treated as a sale or exchange for tax purposes, any gain or loss recognized will be treated as a capital gain or loss by shareholders who hold their Shares as a capital asset, which capital gain or loss generally will be treated as long-term if such Shares have been held for more than twelve months. However, any loss realized by a shareholder who has held his or her Shares for six months or less will be treated as long-term capital loss to the extent of any “capital gain dividends” received (or amounts designated as undistributed capital gains) with respect to such Shares.

If a purchase of Shares pursuant to the Offer does not qualify for sale or exchange treatment, the proceeds received by such shareholder will be treated as a distribution from the Fund that will be taxable as a dividend to the extent of the Fund’s earnings and profits allocable to such distribution, and thereafter as a return of capital to the extent of the shareholder’s basis in the Shares, and thereafter as a taxable capital gain. In addition, if any amounts received are treated as a dividend to tendering shareholders, there is a further risk that shareholders whose percentage ownership of the Fund increases as a result of the Offer, including shareholders who do not tender any Shares pursuant to the Offer, will be deemed to have received a constructive distribution in an amount determined by the increase of their percentage ownership of the Fund as a result of the Offer. Any such constructive distribution will be treated as a dividend to the extent of the Fund’s current or accumulated earnings and profits allocable to the distribution.

Such treatment will not apply, however, if the repurchase is treated as an “isolated redemption” within the meaning of the U.S. Treasury regulations.

Under the “wash sale” rules under the Code, provided the purchase of Shares pursuant to the Offer is treated as a sale or exchange (and not a distribution as described above), loss recognized on Shares repurchased pursuant to the Offer will ordinarily be disallowed to the extent the shareholder acquires other shares of the Fund or substantially identical stock or securities within 30 days before or after such purchase and, in that event, the basis and holding period of the shares acquired will be adjusted to reflect the disallowed loss.

Use of the Fund’s cash to purchase Shares may adversely affect the Fund’s ability to satisfy the distribution requirements for treatment as a regulated investment company. The Fund may also recognize income in connection with the sale of portfolio securities to fund such purchases, in which case the Fund would take any such income into account in determining whether such distribution requirements have been satisfied. In addition, the Fund’s early disposition of portfolio securities to fund such purchases could accelerate the timing of the Fund’s recognition of taxable income and cause the Fund to make taxable distributions to shareholders earlier than the Fund otherwise would have.

Withholding. The Fund is generally required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. In addition, there may be additional withholding with regard to non-U.S. shareholders, and

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non-U.S. shareholders are urged to consult their own tax advisers regarding the potential tax consequences to them of a purchase of their Shares by the Fund pursuant to the Offer. Generally, if a purchase of Shares pursuant to the Offer qualifies for sale or exchange treatment, any gain realized by a non-U.S. shareholder generally will not be subject to U.S. federal income tax, subject to certain exceptions. If a purchase of Shares pursuant to the Offer does not qualify for sale or exchange treatment and the proceeds received by such shareholder are treated as a distribution from the Fund, the distribution received by the non-U.S. shareholder generally would be subject to a U.S. withholding tax at the rate of 30%. Because an applicable withholding agent may not be able to determine if a particular non-U.S. shareholder qualifies for sale or exchange treatment, such agent may withhold U.S. federal taxes equal to 30% of the gross payments payable to a non-U.S. shareholder. The non-U.S. shareholder may be eligible to obtain a refund of all or a portion of any tax withheld if the purchase qualified for sale or exchange treatment. Non-U.S. shareholders are urged to consult their own tax advisers regarding the potential tax consequences to them of a purchase of their Shares by the Fund pursuant to the Offer.

FATCA. Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require the Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. If a shareholder fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, the Fund may be required to withhold under FATCA with respect to that shareholder at a rate of 30% on ordinary dividends it pays. The IRS and the Treasury Department have issued proposed regulations providing that these withholding rules will not apply to the gross proceeds of share redemptions or capital gain dividends the Fund pays. If a payment by the Fund pursuant to the Offer is subject to FATCA withholding, the Fund is required to withhold without reference to any other withholding exemption. Shareholders should consult “Taxation” in the Fund’s Statement of Additional Information for further details.

13. Requests for Repurchase in Proper Form. All questions as to the validity, form, eligibility (including time of receipt) and acceptance of tenders of Shares will be determined by the Fund, in its sole discretion, which determination shall be final and binding on all parties. The Fund reserves the absolute right to reject any or all tenders of Shares determined not to be in appropriate form or to refuse to accept for payment, purchase or pay for any Shares if, in the opinion of the Fund’s counsel, accepting, purchasing, or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Offer or any defect in any tender of Shares whether generally or with respect to any particular Share(s) or shareholder(s). The Fund’s interpretations of the terms and conditions of the Offer shall be final and binding on all parties. Unless waived, any defects or irregularities in connection with tenders of Shares must be cured within such times as the Fund shall determine. Tenders of Shares will not be deemed to have been made until the defects or irregularities have been cured or waived.

Neither the Fund, its principal underwriter, its investment adviser, nor any other person is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

* * *

None of the Fund, its Board of Trustees, First Eagle Investment Management, LLC, or FEF Distributors, LLC, or any affiliates of the foregoing, make any recommendation to any shareholder as to whether to tender or refrain from tendering Shares or any particular amount of Shares. Each shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Shares pursuant to this Offer. No person has been authorized to give any information or to make any representations in connection with the Offer other than those contained

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herein or in the Fund’s current Prospectus or Statement of Additional Information. If given or made, such recommendation and such information and representation must not be relied upon as having been authorized by the Fund or its affiliates.

For the Fund’s most recent NAV per Share and other information, or for a copy of the Fund’s current Prospectus, please visit www.firsteagle.com.

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First Eagle Investments 330 West 9th Street Kansas City, MO 64105 www.firsteagle.com

FIRST EAGLE CREDIT OPPORTUNITIES FUND

SHAREHOLDER REPURCHASE OFFER NOTICE

June 23, 2023

Dear Shareholder:

This notice is to inform you of the upcoming quarterly repurchase offer by First Eagle Credit Opportunities Fund (the “Fund”). If you have no need or desire to sell your shares, (including share exchanges as described below), we will notify you again next quarter and mail new documents to be completed in connection with the next repurchase offer. Exchanges of shares of the Fund for shares of another “Eligible Fund” as described in the Fund’s offering documents (referred to herein as “exchanges”) are considered repurchases by the Fund, and follow the procedures described in this Notice and the Repurchase Offer Statement.

We extend this repurchase offer to provide some liquidity to shareholders because shares of this closed-end interval fund are not redeemable daily for cash and are not traded on a stock exchange. Shares of the Fund can only be tendered for repurchase during one of the Fund’s scheduled quarterly repurchase offers, so we would like to make you aware of the deadlines and procedures should you wish to tender shares for repurchase. The Fund will not charge a repurchase fee on shares that are accepted for repurchase in this repurchase offer; however, an early withdrawal charge may be assessed on certain Class A shares that are repurchased by the Fund within 12 months of purchase. Please see the attached Repurchase Offer Statement, as well as the Fund’s Prospectus and Statement of Additional Information.

Any sale of shares to the Fund pursuant to this repurchase offer is a taxable event. Consult your financial advisor or tax advisor for more information. Please remember that you are not obligated to do anything with your shares at this time.

This repurchase offer period begins on June 23, 2023 and ends (unless suspended or postponed) at the time as of which the net asset value per share of the Fund’s shares is calculated (ordinarily as of the close of the New York Stock Exchange, which is ordinarily 4:00 p.m. Eastern Time (the “NYSE Close”)) on July 18, 2023 (the “Repurchase Request Deadline”). Shares accepted for repurchase will be repurchased at a price equal to the net asset value of such shares on the repurchase pricing date, on the terms and conditions described in the attached Repurchase Offer Statement and Repurchase Request Form and in accordance with the Fund’s Prospectus and Statement of Additional Information.

If you wish to sell your shares during this repurchase offer period, please complete, sign and date the enclosed Repurchase Request Form. In order to process your request, it must be received in good order by the Fund’s transfer agent, SS&C GIDS, Inc., prior to the Repurchase Request Deadline.

All repurchase requests must be received in good order prior to the Repurchase Request Deadline.

If you have any questions, please refer to the Fund’s current Prospectus, which is available at www.firsteagle.com, and the attached Repurchase Offer Statement and Repurchase Request Form, which contain additional important information about the repurchase offer.

Sincerely,

First Eagle Credit Opportunities Fund

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FIRST EAGLE CREDIT OPPORTUNITIES FUND

REPURCHASE OFFER STATEMENT

June 23, 2023

1. The Offer. First Eagle Credit Opportunities Fund (the “Fund”) is offering to repurchase its common shares of beneficial interest (collectively, the “Shares”) in an amount of up to 5% of the aggregate number of Shares issued and outstanding (the “Repurchase Offer Amount”) as of the Repurchase Request Deadline (discussed below). Repurchases will be made at a price equal to the respective net asset value (“NAV”) of the applicable class of the Shares on the date the NAV of the Shares offered for repurchase is determined (“Repurchase Pricing Date”) (expected to be the same as the Repurchase Request Deadline), upon the terms and conditions set forth herein, and in accordance with the Fund’s current Prospectus and Statement of Additional Information, which terms constitute the “Offer.” All classes of Shares are considered to be a single class for the purposes of allocating repurchases under this Offer.

The purpose of the Offer is to provide some liquidity to shareholders because Shares of this closed-end interval fund are not redeemable daily for cash and are not traded on a stock exchange. The Offer is not conditioned upon the tender for repurchase of any minimum number of Shares. The Fund currently does not charge a processing fee for handling repurchase requests. Exchanges of shares of the Fund for shares of another “Eligible Fund” as described in the Fund’s offering documents (referred to herein as “exchanges”) are considered repurchases by the Fund, and follow the procedures described in this Notice and the Repurchase Offer Statement.

2. Net Asset Value. The per share NAV of each class of Shares outstanding as of the close of trading on the New York Stock Exchange (“NYSE”) on June 16, 2023 was as follows:

Class I Shares: $23.38

Class A Shares: $23.47

You must decide whether to tender Shares prior to the Repurchase Request Deadline, but the NAV at which the Fund will repurchase each class of the Shares will not be calculated until the Repurchase Pricing Date. The NAV can fluctuate, and the NAV on the Repurchase Pricing Date could be lower or higher than the NAV on the date you submit your repurchase request. Please visit www.firsteagle.com for the Fund’s most current NAV per share.

3. Repurchase Request Deadline. All repurchase requests from direct shareholders must be received in properly completed form by the Fund on or before the time as of which the NAV of each class of Shares is calculated (ordinarily as of the close of the New York Stock Exchange, which is ordinarily 4:00 p.m. Eastern Time (the “NYSE Close”))1 on July 18, 2023 (the “Repurchase Request Deadline”).

The Repurchase Request Deadline will be strictly observed. If your repurchase request is not submitted to the Fund’s transfer agent in good order by the Repurchase Request Deadline, you will be unable to sell your Shares to the Fund until a subsequent repurchase offer, and your request for that offer would need to be resubmitted.

You may withdraw or change your repurchase request at any point prior to the Repurchase Request Deadline as described in paragraph 8 below. It is expected that the repurchase request deadline for the next quarterly repurchase offer after the July 2023 Offer described herein will be on October 17, 2023.

4. Repurchase Pricing Date. The Fund anticipates that the Repurchase Pricing Date will be the same date as the Repurchase Request Deadline. In any event, the NAV per Share for the Offer must be

1 See “11. Net Asset Value and Suspension or Postponement of Repurchase Offer” below for additional information regarding computation of the Fund’s NAV.

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determined no later than fourteen days (or the next business day if the 14th day is not a business day) following the Repurchase Request Deadline. If the Fund elects to use a Repurchase Pricing Date later than the Repurchase Request Deadline, there is a risk that the NAV per Share will fluctuate between those dates.

5. Payment for Shares Repurchased. Payment for all Shares repurchased pursuant to this Offer will be made not later than seven days after the Repurchase Pricing Date.

6. Increase in Number of Shares Repurchased. If shareholders tender for repurchase more Shares than the Repurchase Offer Amount, the Fund may (but is not obligated to) increase the number of Shares that the Fund is offering to repurchase by up to 2% of the Shares outstanding on the Repurchase Request Deadline.

7. Pro Rata Repurchase. If the Fund determines not to repurchase additional Shares beyond the Repurchase Offer Amount, or if shareholders tender an amount of Shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the Shares tendered on a pro rata basis. If proration is necessary, the Fund will inform you of the proration within one business day following the Repurchase Request Deadline. The number of Shares each shareholder asked to have repurchased will, as a general rule, be reduced by the same percentage. If any Shares that you wish to tender to the Fund are not repurchased because of proration, you will have to wait until the next repurchase offer and submit a new repurchase request, and your repurchase request will not be given any priority over other investors’ requests. Thus, there is a risk that the Fund may not purchase all of the Shares you wish to have repurchased in this repurchase offer or in any subsequent repurchase offer, and the NAV of your Shares is likely to fluctuate between repurchase offers. In anticipation of the possibility of proration, some shareholders may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood of proration. There is no assurance that you will be able to sell as many of your Shares as or when you desire to sell.

8. Modification or Withdrawal of Shares to be Repurchased. Repurchase requests submitted pursuant to the Offer may be modified or withdrawn at any time prior to the Repurchase Request Deadline by submitting notice to SS&C GIDS, Inc. at the address indicated in the enclosed Repurchase Request Form.

9. Repurchase Fees. The Fund will not charge a repurchase fee on Shares that are accepted for repurchase in this Offer.2

10. Net Asset Value and Suspension or Postponement of Repurchase Offer. The NAV of the Shares is determined by dividing the total value of the Fund’s portfolio investments and other assets less liabilities by the total number of Shares outstanding. On each day that the NYSE is open, the Shares are ordinarily valued as of the NYSE Close. If the NYSE is closed due to weather or other extenuating circumstances on a day when it would typically be open for business, the Fund reserves the right to treat such day as a business day and calculate the Fund’s NAV, in accordance with applicable law. See the Fund’s current Prospectus and Statement of Additional Information for further details.

The Fund may suspend or postpone this Offer in limited circumstances and only by a vote of a majority of the Fund’s Board of Trustees, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended. The limited circumstances include the following: (A) if the repurchase would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) (see “Certain U.S. Federal Income Tax Consequences” below); (B) for any period during which the New York Stock Exchange or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such

2 The Fund is, however, legally permitted to charge a repurchase fee of up to 2.00%, and may choose to introduce, or modify the amount of, a repurchase fee for subsequent repurchase offers at any time.

3

market is restricted; (C) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; (D) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund; or (E) under certain other circumstances set forth in Rule 23c-3 that would apply only in the case that shares of the Fund become publicly traded. You will be notified if the Fund suspends or postpones the Offer.

11. Certain U.S. Federal Income Tax Consequences. The following discussion is a general summary of the U.S. federal income tax consequences of the purchase of Shares by the Fund from shareholders pursuant to the Offer. This summary is based on U.S. federal income tax law as of the date the Offer begins, including the Code, applicable U.S. Treasury regulations, Internal Revenue Service (“IRS”) rulings, judicial authority and current administrative rulings and practice, all of which are subject to change, possibly with retroactive effect. There can be no assurance that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below. This summary does not address all tax consequences that may be relevant to shareholders subject to special tax rules. Shareholders should review the tax information in the Fund’s Prospectus and Statement of Additional Information (each of which is based on the Code, U.S. Treasury regulations, and other applicable authority as of the date of such document), and should also consult their own tax advisers regarding their particular situation and the potential tax consequences to them of a purchase of their Shares by the Fund pursuant to the Offer, including potential state, local and non-U.S. taxation, and any applicable transfer taxes.

For U.S. federal income tax purposes, a shareholder whose Shares are purchased pursuant to the Offer generally will be treated as having sold such Shares, and will recognize gain or loss on such sale, if, after the application of certain constructive ownership rules, (i) such shareholder tenders, and the Fund repurchases, all of such shareholder’s Shares, or such shareholder meets certain numerical safe harbors with respect to percentage voting interest and reduction in ownership of the Fund following the completion of the Offer, or (ii) the repurchase otherwise is treated as a distribution that is “not essentially equivalent to a dividend” under the relevant rules of the Code. In determining whether either of these tests has been met, Shares actually owned, as well as Shares considered to be owned by the shareholder by reason of certain constructive ownership rules generally must be taken into account. For this purpose, a redemption is “not essentially equivalent to a dividend” if it results in a “meaningful reduction” of a shareholder’s percentage interest in the Fund. Generally, even a small reduction in the percentage ownership interest of a shareholder whose interest in the Fund is minimal should constitute a meaningful reduction. If the transaction is treated as a sale or exchange for tax purposes, any gain or loss recognized will be treated as a capital gain or loss by shareholders who hold their Shares as a capital asset, which capital gain or loss generally will be treated as long-term if such Shares have been held for more than twelve months. However, any loss realized by a shareholder who has held his or her Shares for six months or less will be treated as long-term capital loss to the extent of any “capital gain dividends” received (or amounts designated as undistributed capital gains) with respect to such Shares.

If a purchase of Shares pursuant to the Offer does not qualify for sale or exchange treatment, the proceeds received by such shareholder will be treated as a distribution from the Fund that will be taxable as a dividend to the extent of the Fund’s earnings and profits allocable to such distribution, and thereafter as a return of capital to the extent of the shareholder’s basis in the Shares, and thereafter as a taxable capital gain. In addition, if any amounts received are treated as a dividend to tendering shareholders, there is a further risk that shareholders whose percentage ownership of the Fund increases as a result of the Offer, including shareholders who do not tender any Shares pursuant to the Offer, will be deemed to have received a constructive distribution in an amount determined by the increase of their percentage ownership of the Fund as a result of the Offer. Any such constructive distribution will be treated as a dividend to the extent of the Fund’s current or accumulated earnings and profits allocable to the distribution.

4

Such treatment will not apply, however, if the repurchase is treated as an “isolated redemption” within the meaning of the U.S. Treasury regulations.

Under the “wash sale” rules under the Code, provided the purchase of Shares pursuant to the Offer is treated as a sale or exchange (and not a distribution as described above), loss recognized on Shares repurchased pursuant to the Offer will ordinarily be disallowed to the extent the shareholder acquires other shares of the Fund or substantially identical stock or securities within 30 days before or after such purchase and, in that event, the basis and holding period of the shares acquired will be adjusted to reflect the disallowed loss.

Use of the Fund’s cash to purchase Shares may adversely affect the Fund’s ability to satisfy the distribution requirements for treatment as a regulated investment company. The Fund may also recognize income in connection with the sale of portfolio securities to fund such purchases, in which case the Fund would take any such income into account in determining whether such distribution requirements have been satisfied. In addition, the Fund’s early disposition of portfolio securities to fund such purchases could accelerate the timing of the Fund’s recognition of taxable income and cause the Fund to make taxable distributions to shareholders earlier than the Fund otherwise would have.

Withholding. The Fund is generally required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. In addition, there may be additional withholding with regard to non-U.S. shareholders, and non-U.S. shareholders are urged to consult their own tax advisers regarding the potential tax consequences to them of a purchase of their Shares by the Fund pursuant to the Offer. Generally, if a purchase of Shares pursuant to the Offer qualifies for sale or exchange treatment, any gain realized by a non-U.S. shareholder generally will not be subject to U.S. federal income tax, subject to certain exceptions. If a purchase of Shares pursuant to the Offer does not qualify for sale or exchange treatment and the proceeds received by such shareholder are treated as a distribution from the Fund, the distribution received by the non-U.S. shareholder generally would be subject to a U.S. withholding tax at the rate of 30%. Because an applicable withholding agent may not be able to determine if a particular non-U.S. shareholder qualifies for sale or exchange treatment, such agent may withhold U.S. federal taxes equal to 30% of the gross payments payable to a non-U.S. shareholder. The non-U.S. shareholder may be eligible to obtain a refund of all or a portion of any tax withheld if the purchase qualified for sale or exchange treatment. Non-U.S. shareholders are urged to consult their own tax advisers regarding the potential tax consequences to them of a purchase of their Shares by the Fund pursuant to the Offer.

FATCA. Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require the Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. If a shareholder fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, the Fund may be required to withhold under FATCA with respect to that shareholder at a rate of 30% on ordinary dividends it pays. The IRS and the Treasury Department have issued proposed regulations providing that these withholding rules will not apply to the gross proceeds of share redemptions or capital gain dividends the Fund pays. If a payment by the Fund pursuant to the Offer is subject to FATCA withholding, the Fund is required to withhold without reference to any other withholding exemption. Shareholders should consult “Taxation” in the Fund’s Statement of Additional Information for further details.

12. Requests for Repurchase in Proper Form. All questions as to the validity, form, eligibility (including time of receipt) and acceptance of tenders of Shares will be determined by the Fund, in its sole discretion, which determination shall be final and binding on all parties. The Fund reserves the absolute

5

right to reject any or all tenders of Shares determined not to be in appropriate form or to refuse to accept for payment, purchase or pay for any Shares if, in the opinion of the Fund’s counsel, accepting, purchasing or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Offer or any defect in any tender of Shares whether generally or with respect to any particular Share(s) or shareholder(s). The Fund’s interpretations of the terms and conditions of the Offer shall be final and binding on all parties. Unless waived, any defects or irregularities in connection with tenders of Shares must be cured within such times as the Fund shall determine. Tenders of Shares will not be deemed to have been made until the defects or irregularities have been cured or waived.

Neither the Fund, its principal underwriter, its investment adviser, nor any other person is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

* * *

None of the Fund, its Board of Trustees, First Eagle Investment Management, LLC, or FEF Distributors, LLC, or any affiliates of the foregoing, make any recommendation to any shareholder as to whether to tender or refrain from tendering Shares or any particular amount of Shares. Each shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Shares pursuant to this Offer. No person has been authorized to give any information or to make any representations in connection with the Offer other than those contained herein or in the Fund’s current Prospectus or Statement of Additional Information. If given or made, such recommendation and such information and representation must not be relied upon as having been authorized by the Fund or its affiliates.

For the Fund’s most recent NAV per Share and other information, or for a copy of the Fund’s current Prospectus, please visit www.firsteagle.com.

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MARCH 2023 Repurchase Request Form

First Eagle Credit Opportunities Fund

All sections must be fully completed in order to process your request.

For delivery by regular mail:

First Eagle Credit Opportunities Fund
c/o DST Systems, Inc.

PO Box 219324

Kansas City, MO 64121-9324

For delivery by registered, certified or express mail, by overnight courier or by personal delivery:

First Eagle Credit Opportunities Fund

c/o DST Systems, Inc.

330 West 9th Street, Suite 219324

Kansas City, MO 64105

A. Registered Owner(s) Information

First Name, Middle Initial, Last Name

Street Address

City	State	Zip Code

Daytime Telephone Number
-	-	/	/

Social Security or Tax ID Number		Date of Birth (MM/DD/YYYY)

Account Number

First Name, Middle Initial, Last Name

Street Address

City	State	Zip Code

Daytime Telephone Number
-	-	/	/

Social Security or Tax ID Number		Date of Birth (MM/DD/YYYY)
Share Class ☐ A ☐ A-2* ☐ I

Fund’s shares (Shares) are held through an individual retirement account (IRA) or other qualified pension account:

☐	Yes	☐	No

Registered Holder Information (if different than above; print name exactly as it appears on the Account Application or as indicated on the stock ledger maintained by the Fund’s transfer agent)†

Name of Registered Holder (e.g., custodian if shares are registered in the name of a custodian)

Street Address

Daytime Telephone Number

City	State	Zip Code
-	-	/	/

Social Security or Tax ID Number		Date of Birth (MM/DD/YYYY)

* Only available to certain Investment Dealers.

† For positions registered in the name of a custodian, the signature of the custodian is required. Please ensure the custodian signs this Repurchase Request Form in the “Registered Holder Signature” block in Section E.

B. Number of Shares Being Tendered (select one option)

☐	All Shares owned

☐	Other number of Shares:

☐	Exchange out to a First Eagle Fund

The minimum initial investments are as follows: $2,500 for Class A; $1,000,000 for Class I. Class A-2 is not eligible to be exchanged.

First Eagle Global Fund	$	Share Class	☐	A	☐	I

First Eagle Overseas Fund	$	Share Class	☐	A	☐	I

First Eagle U.S. Value Fund	$	Share Class	☐	A	☐	I

First Eagle Gold Fund	$	Share Class	☐	A	☐	I

First Eagle Rising Dividend Fund	$	Share Class	☐	A	☐	I

First Eagle High Income Fund	$	Share Class	☐	A	☐	I

First Eagle Global Income Builder	$	Share Class	☐	A	☐	I

First Eagle Small Cap Opportunity Fund	$	Share Class	☐	A	☐	I

First Eagle Global Real Assets Fund	$	Share Class	☐	A	☐	I

First Eagle U.S. Smid Cap Opportunity Fund	$	Share Class	☐	A	☐	I

Total Investment	$

Please note, if the redemption being requested is due to death of shareholder, please call (800) 334-2143 regarding any additional documents that may be required.

C. Remittance Information (select one option, if applicable)

If no option is selected, (i) all proceeds from tenders processed for custodial accounts will be remitted to the custodian and (ii) all proceeds from tenders processed for non-custodial accounts will be remitted to the address of record for the owner(s).

☐	Remit payment in the name of the owner(s) to the address of the owner(s) or custodian of record, as applicable, on record with the Fund.

☐	Remit payment in the name of the owner(s) directly to the bank account of the owner(s) or custodian of record, as applicable, on record with the Fund. If no such bank account information is on record with the Fund, payment will be remitted in the name of the owner(s) to the address of the owner(s) or custodian of record, as applicable, on record with the Fund.

☐	Remit payment to, and in the name of, the following third party (Medallion Signature Guarantee required):

Name

Street Address

City	State	Zip Code

☐	Remit payment in the name of the following account holder and to the following bank account via ACH (Medallion Signature Guarantee required):

Bank Name

Bank Routing Number

Bank Account Holder Name

Bank Account Number
-	-

Bank Account Holder Social Security or Tax ID Number

Credit Opportunities Fund Repurchase Form	page 2	First Eagle Investments

D. Cost Basis Information (information required for tax reporting purposes)

Per the Internal Revenue Service (IRS) regulation “Basis Reporting by Securities Brokers and Basis Determination for Stock,” the Fund is required to know the cost accounting method the owner(s) would like the Fund to use in calculating the gain or loss associated with this Repurchase Offer. If the owner(s) does not provide this information, the Fund will use its chosen default method, First-In, First-Out (FIFO). Note that the Fund’s default method may not be the most tax advantageous method. The owner(s) may want to consult their financial advisor or tax professional before completing this section.

Select one option then complete the additional information requested, if applicable:

☐	First-In, First-Out (FIFO)

First-In, First-Out uses the first lots purchased into the account to determine the cost basis of the Shares and to calculate the gain or loss.

☐	Specific Share Identification

Specific Share Identification allows the owner(s) to select the Shares from any purchase or reinvested lot that has not previously been sold. Indicate in the table below the number of Shares and date of purchase for each lot to be repurchased in this transaction. To the extent all Shares tendered are not accepted by the Fund, the Fund will use the Shares listed in the first row of the table and proceed to the next row(s) as necessary until all Shares accepted by the Fund are accounted.

Number of Shares

Number of Shares

Number of Shares

Number of Shares
/	/

Date of Purchase (MM/DD/YYYY)
/	/

Date of Purchase (MM/DD/YYYY)
/	/

Date of Purchase (MM/DD/YYYY)
/	/

Date of Purchase (MM/DD/YYYY)

E. Federal Income Tax Withholding

In addition, if no withholding election is indicated below, IRS regulations require that 10% Federal income tax withholding be taken from your distributions. We encourage you to consult your accountant or tax advisor regarding your IRA distributions. Even if you elect not to have Federal income tax withheld, you are liable for payment of Federal income tax on the taxable portion of your distribution. You may be subject to tax penalties under the estimated tax payment rules if your payments of estimated tax and withholdings are not adequate.

☐	Federal Income Tax Withholding is to be withheld at	% (If a percentage is not specified, 10% will automatically be withheld).

☐	I elect NOT to have Federal Income Tax withheld.

F. Signature (all registered owners and registered holders must sign; the signature must be affixed with a Medallion Signature Guarantee if applicable)

The Signatory authorizes and instructs the Fund to make a cash payment (payable by check or wire transfer) for Shares accepted for purchase by the Fund, without interest thereon and less any applicable withholding taxes, to which the Signatory is entitled in accordance with the instructions in Section C “Remittance Information” above. By executing this Repurchase Request Form, the Signatory hereby delivers to the Fund in connection with the Repurchase Offer the number of Shares indicated in Section B “Number of Shares Being Tendered” above.

Note: To prevent backup withholding, please ensure that a completed and signed application form or a Form W-9 (or Form W-8 for Non-U.S. shareholders) has been previously submitted.

If Shares are registered in the name of a custodian, the custodian of the Shares must execute this Repurchase Request Form, and the registered owner of the Shares hereby authorizes and directs the custodian of the Shares to execute this Repurchase Request Form.

A Medallion Signature Guarantee assures that a signature is genuine and protects investors from unauthorized requests. It is required on this form if applicable in section C. A Medallion Signature Guarantee may be obtained from an officer of a commercial bank or trust company, savings and loan or a member firm of a domestic stock exchange. Notarization by a notary public is not acceptable.

Credit Opportunities Fund Repurchase Form	page 3	First Eagle Investments

Registered Owner Signature:

Print Name of Registered Owner

Title of Signatory if Acting in a Representative Capacity

Signature – Registered Owner
/	/

Date (MM/DD/YYYY)

Print Name of Registered Owner

Title of Signatory if Acting in a Representative Capacity

Signature – Registered Owner
/	/

Date (MM/DD/YYYY)

Registered Holder Signature (if different than above; print name exactly as it appears on the Account Application or as indicated on the stock ledger maintained by the Fund’s transfer agent):

Signature – Registered Holder

Print Name of Registered Holder

Title of Signatory
/	/

Date (MM/DD/YYYY)

Signature – Registered Holder

Print Name of Registered Holder

Title of Signatory
/	/

Date (MM/DD/YYYY)

Medallion Signature Guarantee:

The undersigned hereby guarantees the signature of the registered holder, or if no registered holder is provided, the registered owner which appears above on this Repurchase Request Form.

Institution Issuing Guarantee:

Name

Street Address

City	State	Zip Code

Authorized Signature

Name

Title
/	/

Date (MM/DD/YYYY)

Medallion Signature Guarantee:

The undersigned hereby guarantees the signature of the registered holder, or if no registered holder is provided, the registered owner which appears above on this Repurchase Request Form.

Institution Issuing Guarantee:

Name

Street Address

City	State	Zip Code

Authorized Signature

Name

Title
/	/

Date (MM/DD/YYYY)

First Eagle Funds are offered by FEF Distributors, LLC, a subsidiary of First Eagle Investment Management, LLC, which provides advisory services.

© 2023 First Eagle Investment Management, LLC. All rights reserved.

1345 Avenue of the Americas, New York, NY 10105 | www.firsteagle.com